UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File number: 811-10081

SELECT ASSET FUND III

(Exact name of Registrant as specified in charter)

c/o Comerica Bank and Trust, National Association, Mail Code 3460, 411 W. Lafayette Blvd.,
Detroit, MI 48226
(Address of principal executive offices)(Zip Code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: (313) 222-5056

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORT TO STOCKHOLDERS

Select Asset Fund III

Statement of Assets and Liabilities

June 30, 2004

(Unaudited)

Assets
Investments, at value (@ cost $0)	$0
Dividends receivable	0
Interest receivable	0
Prepaid expenses	0

Total Assets	0
Liabilities
AMPS Dividends Payable	0
Accrued expenses	0
Notes payable	0
Accrued interest expense	0

Total Liabilities	0
Preferred stock:
Series B Auction Market Preferred Stock, $.01 par value
at liquidation preference $100,000 per share, 0 shares
authorized, issued and outstanding	0

Net Assets	$0

Net assets are represented by:
Common stock at par value, $.01 per share, 199,998,400 shares
authorized, 0 shares issued and outstanding	0
Additional paid-in capital	0
Accumulated net realized loss on investments	0
Net unrealized depreciation of investments	0

Net Assets	$0

Net asset value per common shares outstanding	$0.00

Select Asset Fund III

Statement of Operations

for the period from January 1, 2004 to June 30, 2004

(Unaudited)

Investment income:
Dividend income	$2,065,390
Interest income	17,547

Total investment income	2,082,937
Expenses:
Administration fees (Note 2)	301,273
Management fees (Note 2)	6,025
Broker dealer fee	43,545
Independent auditors	16,000
Interest expense	13,121
Trustee fees (Note 2)	31,166
Auction agent fee	2,390
Insurance	14,263
Legal expenses	12,222
Total expenses	440,005
Fee Waivers	(261,128)

Net Expenses	178,877

Net investment income	$1,904,060

Net realized and unrealized gains (losses) on investments:
Net realized loss on investments:	$(35,960,118)
Net unrealized appreciation of investments:	30,753,915
Auction market preferred stock dividends	(356,583)

Net decrease in net assets resulting
from operations	$(3,658,726)

Select Asset Fund III

Statement of Changes in Net Assets

	Period from
	January 1, 2004 to
	30-Jun-04	Year ended
	(Unaudited)	December 31, 2003
From operations:
Net investment income	$1,904,060	$4,573,331
Net realized gain/(loss) on investments	(35,960,118)	(2,724,170)
Net change in unrealized appreciation on investments	30,753,915	74,912,776
Auction market preferred stock dividends	(356,583)	(1,246,997)

Increase/(decrease) in net assets resulting from
operations	(3,658,726)	75,514,940
Dividends to stockholders from net investment income:
Common stock	(1,527,477)	(3,326,334)
Increase (decrease) from capital transactions:
Additional paid-in-capital (Note 2)	3,326,334	3,191,114
Return of capital (Note 2)		(739,918)
Distribution of par value to common stockholder (Note 2)	(231,066)
Distribution of capital to common stockholder (Note 2)	(250,634,109)

	(247,538,841)	2,451,196

Total Increase (decrease) in net assets	(252,725,044)	74,639,802
Net assets:
Beginning of period	252,725,044	178,085,242

End of period	$0	$252,725,044

1. Organization and Significant Accounting Policies

On April 20, 2004, the Board of Directors approved a Plan of Liquidation and Dissolution for the fund.

The Select Asset Fund III (the Fund) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Security Valuation

Investments in securities traded on a national securities exchange (or reported on the Nasdaq National Market) are valued at the last reported sales price on the primary exchange. Investments with maturities less than 60 days are valued at amortized cost, which approximates fair value.

Security Transactions

Security transactions are accounted for on a trade date plus one business day basis, which does not differ materially from a trade date basis. The cost of securities sold is determined using the identified cost method. Dividend income is recorded on ex-dividend date and interest income is recorded on the accrual basis.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute its taxable income to stockholders. Therefore, no provision for Federal income tax is required.

Distribution of Income and Gains

The Fund distributes substantially all of its taxable income in excess of the dividends paid to the preferred stockholders to the common stockholder. Dividends to the common stockholder are declared and paid at least annually. Net capital gains, if any, are generally distributed annually.

The character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Amounts distributed in excess of taxable income and net realized capital gains, if any, are considered a return of capital.

Use of Estimates

Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.2. Related Party Transactions

A collective trust fund for employee benefit plans is the sole common stockholder of the Fund. Certain officers and trustees of the Fund are affiliated with the common stockholder. The President and Chief Executive Officer of the Fund received $10,000 in annual compensation during 2004 and 2003. No other fees or expenses were paid to affiliated officers and trustees.

Comerica Bank and Trust, National Association serves as both custodian and administrator for the Fund and receives a fee based on a percentage of net assets outstanding. An affiliate of Comerica Bank and Trust, National Association serves as investment advisor to the Fund. The annual investment management fee is 0.005% of total assets less total liabilities. During 2004 and 2003, the investment advisor voluntarily waived a portion of the investment management fee. The administration fee is 0.25% of total assets less total liabilities. The administration and management fees are calculated and accrued on a monthly basis and generally paid on a quarterly basis.

2. Related Party Transactions (continued)

For the period from January 1, 2004 to June 30, 2004, the Fund made a return of capital distribution to the common stockholder in the amount of $250,634,109 and a distribution of par value to the common stockholder in the amount of $231,066.

For the year ended December 31, 2003, the Fund made a return of capital distribution to the common stockholder in the amount of $739,918.

Dividends to the common stockholder were $1,527,477 and $3,326,334 for the period from January 1, 2004 to June 30, 2004 and for the year ended December 31, 2003, respectively.

Capital contributions made by the common stockholder for the period from January 1, 2004 to June 30, 2004 and for the year ended December 31, 2003, were $3,326,334 and $3,191,114, respectively.

3. Investment Transactions

The aggregate cost of securities purchased and the aggregate proceeds of securities sold, excluding short-term securities, for the period from January 1, 2004 to June 30, 2004 were $9,871,112 and $7,880,569, respectively.

4. Auction Market Preferred Stock

The Fund redeemed 1,000 shares of Series B Auction Market Preferred Stock during the year.

5. Notes Payable

The Fund redeemed $367,000.

6. Distributions to Shareholders

The tax character of distributions paid during the period ending June 30, 2004 and the year ended December 31, 2003 were as follows:

	2004	2003
Distributions paid from:
Ordinary income	$1,527,477	$4,580,958
Net long-term capital gains	—	—

Total taxable distributions	1,527,477	5,580,958
Tax return of capital	—	—

Total distributions paid	$1,527,477	$5,580,958

7. Financial Highlights

	For the six
	months ended
	June 30, 2004
	(Unaudited)	2003	2002	2001	2000 (4)
For a share of common stock outstanding
throughout the period:
Net asset value, beginning of period	$10.94	$7.71	$11.73	$7.02	$0.00
Net investment income	0.08	0.20	0.23	0.17	0.04
Common stock equivalent of dividends paid to
AMPS holders	(0.02)	(0.05)	(0.09)	(0.14)	(0.03)
Net realized and unrealized gains (losses) on investments	(0.23)	3.12	(2.98)	(1.55)	(0.50)

Total from investment operations	(0.17)	3.27	(2.84)	(1.52)	(0.49)

Capital contribution	—	0.11	2.63	6.26	10.11
Less distributions from net investment income:
Dividends paid to common shareholders	0.00	(0.15)	(0.14)	(0.03)	(0.01)
Less distributions from net realized gains:
Dividends paid to common shareholders	0.00	0.00	0.00	0.00	0.01
Less distributions from paid-in capital:
Return of capital to common stockholder	(10.77)	0.00	(3.67)	0.00	(2.60)

Total distributions	(10.77)	(0.15)	(3.81)	(0.03)	(2.60)

Net asset value, end of period	$0.00	$10.94	$7.71	$11.73	$7.02

Total investment return	-1.46% (3)	43.10%	-24.21%	-19.61%	-3.80%
Ratios/supplemental data:
Net assets at end of period (000s)	0	252,725	178,085	271,150	162,207

	For the six
	months ended
	June 30, 2004
	(Unaudited)	2003	2002	2001	2000 (4)
Average net assets (000s)	191,019	207,893	237,339	194,876	177,922
Ratio of expenses to average net assets applicable to common stock (1)	0.21%	0.46%	0.27%	0.30%	0.11%
Ratio of expenses to average net assets prior to
fee waivers (1)	0.48%	0.57%	0.61%	0.62%	0.39%
Management fee waiver (2)	0.008%	0.005%	0.005%	0.005%	0.005%
Administration fee waiver (2)	0.21%	0.08%	0.21%	0.21%	0.22%
Ratio of net investment income to average net assets applicable to common stock (1)	1.60%	1.60%	1.34%	0.35%	0.09%
Portfolio turnover	1.27%	1.48%	2.13%	1.11%	1.01%
Asset coverage per AMPS share end of period	—	252,725	178,085	169,469	270,346
AMPS shares outstanding	—	1,000	1,000	1,600	600
Asset coverage for notes payable, end of period	0%	68,767%	48,459%	71,449%	42,742%
Notes payable, end of period	0	367,500	367,500	379,500	379,500

(1)	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred stock relative to the average net assets of the common stockholder. Ratios do not reflect the effect of dividend payments to AMPS holders.

(2)	The management and administration fee waivers shown above are expressed as a percentage of total assets less liabilities.

(3)	Total investment return for the period, not annualized.

(4)	For the period from August 24, 2000 (commencement of operations) to December 31, 2000.

ITEM 2. CODE OF ETHICS

     Not required in the semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

     Not required in the semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

     Not required in the semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. Schedule of Investments

     The Registrant has dissolved and had no investments in securities of unaffiliated Issuers as of June 30, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT
              COMPANIES.

     Not required in the semi-annual report.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED
              PURCHASERS.

     Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

     Not applicable.

ITEM 10. CONTROLS AND PROCEDURES

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of June 30, 2004.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 11. EXHIBITS:

(a)(2)	Certification of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECT ASSET FUND III

By	/s/ James A. McIntosh James A. McIntosh, President and Chief Executive Officer
Date September 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ James A. McIntosh

James A. McIntosh, President and Chief Executive Officer
Date September 10, 2004

By	/s/ Raju Bhakta

Raju Bhakta Secretary and Treasurer
Date September 10, 2004

EXHIBIT INDEX

(a)(2)	Certification of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).